Warrant liabilities - Reconciliation of warrant liabilities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Warrant liabilities
Number of outstanding securities	20,207,007	11,600,589	15,507,862
Warrant liabilities
Warrant liabilities
Balance, beginning of year	$ 847,295	$ 4,335,673
Initial recognition	4,770,722	1,355,093
Exercised	(779,578)	(1,769,626)
Gain (Loss) on revaluation of financial instruments	(1,402,258)	(3,047,568)
Exchange (gain) loss on revaluation	76,709	(26,277)
Extinguish Warrant Liability/Transfer to equity	(3,301,925)
Balance, end of year	$ 210,965	$ 847,295
Number of outstanding securities	9,691,461	10,066,461
Warrant liabilities | U.S. IPO and Canadian Offerings | 2022 Warrants
Warrant liabilities
Balance, beginning of year	$ 65,765	$ 1,042,538
Gain (Loss) on revaluation of financial instruments	112,054	(973,396)
Exchange (gain) loss on revaluation	2,289	(3,377)
Balance, end of year	$ 180,108	$ 65,765
Number of outstanding securities	3,226,392	3,226,392
Warrant liabilities | U.S. IPO and Canadian Offerings | Over-allotment Pre-Funded Warrants
Warrant liabilities
Balance, beginning of year		$ 414,334
Exercised		(119,257)
Gain (Loss) on revaluation of financial instruments		(295,186)
Exchange (gain) loss on revaluation		109
Warrant liabilities | U.S. IPO and Canadian Offerings | Over-allotment Warrants
Warrant liabilities
Balance, beginning of year	$ 7,644	121,173
Gain (Loss) on revaluation of financial instruments	(7,644)	(113,022)
Exchange (gain) loss on revaluation		(507)
Balance, end of year		$ 7,644
Number of outstanding securities		375,000
Warrant liabilities | Private Placement | 2023 Warrants
Warrant liabilities
Balance, beginning of year	60,373	$ 798,573
Gain (Loss) on revaluation of financial instruments	(64,314)	(728,282)
Exchange (gain) loss on revaluation	$ 3,941	(9,918)
Balance, end of year		$ 60,373
Number of outstanding securities	1,542,194	1,542,194
Warrant liabilities | Private Placement | Pre-Funded Warrants
Warrant liabilities
Balance, beginning of year	$ 31,338	$ 1,940,914
Exercised		(829,720)
Gain (Loss) on revaluation of financial instruments	(29,959)	(1,069,466)
Exchange (gain) loss on revaluation	90	(10,390)
Balance, end of year	$ 1,469	$ 31,338
Number of outstanding securities	151,734	151,734
Warrant liabilities | Debt Settlement | Warrants
Warrant liabilities
Balance, beginning of year	$ 1,145	$ 18,141
Gain (Loss) on revaluation of financial instruments	1,990	(16,996)
Balance, end of year	$ 3,135	$ 1,145
Number of outstanding securities	56,141	56,141
Warrant liabilities | Public Offering | Pre-Funded Warrants
Warrant liabilities
Initial recognition		$ 708,054
Exercised		(820,649)
Gain (Loss) on revaluation of financial instruments		104,227
Exchange (gain) loss on revaluation		8,368
Warrant liabilities | Direct Offering | Warrants
Warrant liabilities
Balance, beginning of year	$ 681,030
Initial recognition		647,039
Gain (Loss) on revaluation of financial instruments	(699,473)	44,553
Exchange (gain) loss on revaluation	44,696	(10,562)
Balance, end of year	$ 26,253	$ 681,030
Number of outstanding securities	4,715,000	4,715,000
Warrant liabilities | Direct Offering Public Offering Nov'24
Warrant liabilities
Initial recognition	$ 4,770,722
Exercised	(779,578)
Gain (Loss) on revaluation of financial instruments	(714,912)
Exchange (gain) loss on revaluation	25,693
Extinguish Warrant Liability/Transfer to equity	$ (3,301,925)